PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	3 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross book value	$ 285,077
Accumulated depreciation	(1,483)
Net book value	283,594
Depreciation expense	1,483	$ 0
Land
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross book value	151,172
Buildings
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross book value	80,593
Furniture and equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross book value	44,555
Movable equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross book value	1,253
Other equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross book value	$ 7,504